UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:



        /s/PETER W. MAY             New York, New York             8/13/10
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          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omtited from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                   3
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Form 13F Information Table Entry Total:              14
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Form 13F Information Table Value Total:            $81,938
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM        950587105     7,677    1,919,315     SH           Defined         1,2,3        1,919,315

Heinz HJ Co.                COM        423074103     6,110      141,374     SH           Defined         1,2,3          141,374

Tiffany & Co. NEW           COM        886547108     7,757      204,603     SH           Defined         1,2,3          204,603

Dr Pepper Snapple
   Group Inc.               COM        26138E109     3,675       98,299     SH           Defined         1,2,3           98,299

Family Dlr Stores Inc       COM        307000109     4,870      129,214     SH           Defined         1,2,3          129,214

Kar Auction Svcs Inc        COM        48238T109       692       55,947     SH           Defined         1,2,3           55,947

Legg Mason Inc.             COM        524901105     7,285      259,884     SH           Defined         1,2,3          259,884

SPDR TR                     UNIT SER 1 78462F103    36,695      355,500     SH    Put    Defined         1,2,3          355,500

Bank of America
     Corporation            COM        060505104     1,247       86,751     SH           Defined         1,2,3           86,751

Aeropostale                 COM        007865108     1,611       56,245     SH           Defined         1,2,3           56,245

JPMorgan Chase & Co.        COM        46625H100       708       19,345     SH           Defined         1,2,3           19,345

Schweitzer-Mauduit
   Intl Inc                 COM        808541106       880       17,442     SH           Defined         1,2,3           17,442

State Str Corp              COM        857477103     1,945       57,508     SH           Defined         1,2,3           57,508

US Bancorp Del              COM NEW    902973304       786       35,174     SH           Defined         1,2,3           35,174
